Employee Benefit Expenses	12 Months Ended
Dec. 31, 2024
Employee Benefit Expenses [Abstract]
Employee benefit expenses
28.	Employee benefit expenses

	Year ended December 31,
	2022	2023	2024
Salaries	$8,241,179	$14,736,022	$18,812,319
Directors’ remuneration	-	442,555	728,486
Labor and health insurance	659,463	1,027,287	1,838,708
Pension	334,552	926,515	689,318
Others	500,821	506,115	680,704
	$9,736,015	$17,638,494	$22,749,535